Note 4 - Related Party (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Stock Sales By Related Parties [Table Text Block]
	Shares	Amount
Ira and Claudia Goldfarb JTWRO, Chairman and CEO, respectively	58,824	$250,000
Brad Burke, former CFO	5,882	25,000
Lyle A. Berman Roevocable Trust, Director	117,647	500,000
Bradley Berman, Director	12,500	53,125
Christopher R. & Lynda M. Ludeman JTWROS, Director	47,058	200,000
Greg Creed Trustee FBO Creed Revocable Living Trust, former Director	30,000	127,500
	271,911	$1,155,625
	Shares	Amount
Brad Burke, former CFO	12,500	$50,000
Lyle Berman Trustee FBO Lyle A. Berman Revocable Trust, Director	100,000	400,000
Bradley Berman, Director	12,500	50,000
Christopher R. & Lynda M. Ludeman JTWROS, Director	50,000	200,000
Greg Creed Trustee FBO Creed Revocable Living Trust, former Director	50,000	200,000
	225,000	$900,000

Schedule of Warrants Granted to Related Parties [Table Text Block]
	Promissory	Stock Warrant
Name and Title at Time of Grant	Note	Shares Granted
Ira and Claudia Goldfarb, Chairman and Chief Executive Officer	$1,500,000	225,000
Brad Burke, Chief Financial Officer	25,000	3,750
Lyle Berman, Director	500,000	75,000
Cesar J. Gutierrez, brother of the Company’s Chief Executive Officer	50,000	7,500
Total:	$2,075,000	311,250